Compensation of the Management Board and the Supervisory Board - Compensation of the Management Board (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares installment	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Key management personnel
Service cost	€ 28,748	€ 32,399	€ 42,367
MB LTIP 2020
Key management personnel
Number of shares allocated | shares		283,624	241,835
MB LTIP 2024+
Key management personnel
Number of shares allocated | shares	304,043
Management Board
Key management personnel
Key management compensation, local country	€ 21,109	€ 19,994
Non-performance-related compensation	8,915	6,316
Short-term performance related compensation	7,094	6,585
Long term incentive effects, local country	5,100	7,093
Amount paid for fringe benefits	€ 416
Percentage of amount invested in shares	50.00%
Service cost	€ 1,737	2,648
Long term incentive effects	1,757	3,935
Other long-term benefits	144	81
Termination benefits expense	0	904
Key management compensation	19,647	20,469
Outstanding balances	€ 18,283	€ 25,124
Number of annual installment | installment	10
Management Board | MB LTIP 2020
Key management personnel
Number of shares allocated | shares		219,185
Management Board | MB LTIP 2024+
Key management personnel
Number of shares allocated | shares	266,497
Management Board | Former members
Key management personnel
Key management compensation	€ 2,525	€ 4,520
Pension obligation	€ 58,609	€ 61,175